Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

16. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Consulting fees, wages and bonus	$1,104,075	$1,429,326

At December 31, 2023 and December 31, 2022, $67,800 and $154,797, respectively, is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

(i) During the year ended December 31, 2023, Richard Williams (Director and Executive Chairman) billed $286,253 (year ended December 31, 2022 - $372,084) for consulting services and bonus payment to the Company. At December 31, 2023, $67,800 is owed to Richard Williams (December 31, 2022 - $135,600) for consulting services, with all amounts included in accounts payable and accrued liabilities.

During the year ended December 31, 2023, 1,588,800 restricted share units (RSUs) were issued to Richard Williams which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $103,688 for the year ended December 31, 2023.

During the year ended December 31, 2023, 894,199 restricted share units (RSUs) were issued to Richard Williams which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $157,765 for the year ended December 31, 2023.

During the year ended December 31, 2022, 1,110,756 restricted share units (RSUs) were issued to Richard Williams which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSUs resulted in stock-based compensation of $78,393 and $20,085 respectively for the year ended December 31, 2023 and December 31, 2022.

(ii) During the year ended December 31, 2023, the Company incurred $318,924 in payroll expense and bonus payment for Sam Ash (year ended December 31, 2022 - $438,600) for services to the Company. At December 31, 2023, $nil (December 31, 202 - $nil) is payable and included in accrued liabilities.

During the year ended December 31, 2023, 1,787,400 restricted share units (RSUs) were issued to Sam Ash which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $116,649 for the year ended December 31, 2023.

During the year ended December 31, 2023, 945,841 restricted share units (RSUs) were issued to Sam Ash which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $166,876 for the year ended December 31, 2023.

During the year ended December 31, 2022, 1,249,600 restricted share units (RSUs) were issued to Sam Ash which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSUs resulted in stock-based compensation of $88,192 and $22,596 respectively for the year ended December 31, 2023 and December 31, 2022.

(iii) During the year ended December 31, 2023, the Company incurred $132,000 in payroll expense and bonus payment for Gerbrand van Heerden (CFO) (year ended December 31, 2022, $nil) for services to the Company. At December 31, 2023, $nil (year ended December 31, 2022 - $nil) is payable, including reimbursable expenses, and included in accrued liabilities.

(iv) During the year ended December 31, 2023, the Company incurred $246,673 in payroll expense and bonus payment for David Wiens (Former CFO) (year ended December 31, 2021, $383,315) for services to the Company. At December 31, 2023, $nil (year ended December 31, 2022 - $19,197) is payable, including reimbursable expenses, and included in accrued liabilities.

During the year ended December 31, 2023, 1,456,400 restricted share units (RSUs) were issued to David Wiens which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $nil for the year ended December 31, 2023.

During the year ended December 31, 2023, 902,365 restricted share units (RSUs) were issued to David Wiens which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $159,206 for the year ended December 31, 2023.

During the year ended December 31, 2022, 1,018,193 restricted share units (RSUs) were issued to David Wiens which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSUs resulted in stock-based compensation of $26,467 for the year ended December 31, 2023 and $12,939 December 31, 2022.

(v) During the year ended December 31, 2023, Pam Saxton (Director) billed $34,832 (year ended December 31, 2022 - $36,133) for consulting services to the Company. On July 4, 2023, the Company issued 431,739 DSU’s to Pam Saxton.

(vi) During the year ended December 31, 2023, Cassandra Joseph (Director) billed $34,832 (year ended December 31, 2022 - $36,133) for consulting services to the Company. On July 4, 2023, the Company issued 431,739 DSU’s to Cassandra Joseph.

(vii) During the year ended December 31, 2023, the Company incurred $31,240 in director fees for Mark Cruise (year ended December 31, 2022 - $15,774). On July 4, 2023, the Company issued 374,174 DSU’s to Mark Cruise. On July 1, 2022, the Company issued 210,000 DSU’s to Mark Cruise.

(viii) During the year ended December 31, 2023, Paul Smith (Director) billed $19,322 (year ended December 31, 2022 - $nil) for consulting services to the Company. On July 5, 2023, the Company issued 245,454 DSU’s to Paul Smith.

(ix) During the year ended December 31, 2023, Dickson Hall (Director) billed $nil (year ended December 31, 2022 - $nil) for consulting services to the Company. On July 4, 2023, the Company issued 374,174 DSU’s to Dickson Hall.